Troutman Pepper Hamilton Sanders LLP 3000 Two Logan Square, Eighteenth and Arch Streets Philadelphia, PA 19103-2799 troutman.com

John P. Falco

john.falco@troutman.com

Via EDGAR

March 19, 2021

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Third Avenue Trust (the “Trust”) Registration Statement on Form N-14

Ladies and Gentlemen:

The Trust is hereby transmitting for filing an amended registration statement on Form N-14 (the “Registration Statement”) under the Securities Act of 1933 (the “1933 Act”) to register shares of beneficial interest (the “Shares”) of the Third Avenue International Real Estate Value Fund, a series of the Trust (the “Successor Fund”). It is anticipated that the Shares will be issued to shareholders of the Third Avenue International Real Estate Value Fund (formerly, REMS International Real Estate Value-Opportunity Fund), a series of the World Funds Trust (the “Fund”), in connection with the proposed reorganization of the Fund into the Successor Fund (the “Reorganization”), pursuant to an agreement and plan of reorganization (“Reorganization Agreement”). The Reorganization Agreement is subject to the approval of the Acquired Fund’s shareholders at a meeting which is anticipated to be held on April 6, 2021.

It is proposed that this filing will become effective as soon as practicable upon filing under the Securities Act of 1933, as amended.

If you have any questions regarding the Registration Statement, please contact the undersigned at 215.981.4659 or John M. Ford at 215.981.4009.

Very truly yours,

/s/ John P. Falco

John P. Falco

cc:	Mr. Joel Weiss
John M. Ford, Esq.